Quarterly Holdings Report
for

Fidelity Advisor® Equity Income Fund

August 31, 2020

EPI-QTLY-1020
1.805771.116

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 3.0%
Verizon Communications, Inc.	656,690	$38,922
Entertainment - 1.4%
Cinemark Holdings, Inc.	132,100	1,935
The Walt Disney Co.	130,500	17,209
		19,144
Media - 4.0%
Comcast Corp. Class A	593,700	26,604
Interpublic Group of Companies, Inc.	742,000	13,178
Omnicom Group, Inc. (a)	230,300	12,457
		52,239

TOTAL COMMUNICATION SERVICES		110,305

CONSUMER DISCRETIONARY - 3.8%
Hotels, Restaurants & Leisure - 0.3%
Wyndham Destinations, Inc. (a)	147,100	4,264
Household Durables - 0.4%
Whirlpool Corp.	32,100	5,705
Internet & Direct Marketing Retail - 0.8%
eBay, Inc.	187,600	10,277
Leisure Products - 0.2%
New Academy Holding Co. LLC unit (b)(c)(d)(e)	52,800	2,896
Multiline Retail - 0.3%
Nordstrom, Inc. (a)	228,600	3,658
Specialty Retail - 1.0%
Lowe's Companies, Inc.	76,200	12,549
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp.	76,900	4,288
Tapestry, Inc.	456,600	6,726
		11,014

TOTAL CONSUMER DISCRETIONARY		50,363

CONSUMER STAPLES - 9.5%
Beverages - 2.3%
Coca-Cola European Partners PLC	159,600	6,569
Keurig Dr. Pepper, Inc.	226,100	6,745
The Coca-Cola Co.	335,000	16,593
		29,907
Food & Staples Retailing - 1.3%
Kroger Co.	259,100	9,245
Sysco Corp.	129,000	7,758
		17,003
Household Products - 0.5%
Reynolds Consumer Products, Inc.	182,700	6,071
Personal Products - 1.0%
Unilever NV (NY Reg.)	238,800	13,850
Tobacco - 4.4%
Altria Group, Inc.	453,300	19,827
British American Tobacco PLC sponsored ADR	237,501	8,020
Imperial Brands PLC	355,898	5,961
Philip Morris International, Inc.	303,600	24,224
		58,032

TOTAL CONSUMER STAPLES		124,863

ENERGY - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
BP PLC sponsored ADR	577,900	12,095
ConocoPhillips Co.	184,700	6,998
Enterprise Products Partners LP	397,900	6,987
Exxon Mobil Corp.	505,900	20,206
Suncor Energy, Inc.	307,200	4,929
The Williams Companies, Inc.	409,850	8,508
Valero Energy Corp.	113,600	5,974
Viper Energy Partners LP	146,700	1,493
		67,190
FINANCIALS - 17.9%
Banks - 6.9%
Bank of America Corp.	279,600	7,197
Bank OZK (a)	332,300	7,656
Citigroup, Inc.	137,900	7,049
East West Bancorp, Inc.	157,800	5,804
Huntington Bancshares, Inc.	1,477,200	13,900
M&T Bank Corp.	99,800	10,305
The Toronto-Dominion Bank	131,400	6,555
Wells Fargo & Co.	1,359,550	32,833
		91,299
Capital Markets - 2.5%
Goldman Sachs Group, Inc.	69,300	14,197
Lazard Ltd. Class A	126,100	3,994
State Street Corp.	219,999	14,980
		33,171
Consumer Finance - 2.1%
Capital One Financial Corp.	231,400	15,974
Synchrony Financial	449,700	11,157
		27,131
Insurance - 6.0%
Assurant, Inc.	61,700	7,500
AXA SA	375,500	7,662
Chubb Ltd.	70,784	8,848
Fairfax Financial Holdings Ltd. (sub. vtg.)	21,800	6,720
First American Financial Corp.	151,000	7,938
Hartford Financial Services Group, Inc.	132,200	5,347
Old Republic International Corp.	483,100	7,783
The Travelers Companies, Inc.	230,700	26,770
		78,568
Mortgage Real Estate Investment Trusts - 0.4%
Starwood Property Trust, Inc.	384,100	5,992

TOTAL FINANCIALS		236,161

HEALTH CARE - 19.1%
Biotechnology - 2.5%
AbbVie, Inc.	228,800	21,912
Amgen, Inc.	46,449	11,766
		33,678
Health Care Providers & Services - 6.7%
Anthem, Inc.	53,400	15,033
Cigna Corp.	87,700	15,555
CVS Health Corp.	220,936	13,725
Humana, Inc.	27,500	11,417
McKesson Corp.	79,300	12,168
UnitedHealth Group, Inc.	63,600	19,878
		87,776
Pharmaceuticals - 9.9%
Bristol-Myers Squibb Co.	702,200	43,680
Johnson & Johnson	156,418	23,996
Merck & Co., Inc.	267,500	22,810
Roche Holding AG (participation certificate)	57,730	20,195
Royalty Pharma PLC	38,300	1,585
Sanofi SA sponsored ADR	354,600	17,936
		130,202

TOTAL HEALTH CARE		251,656

INDUSTRIALS - 10.8%
Aerospace & Defense - 2.5%
General Dynamics Corp. (a)	166,200	24,822
Raytheon Technologies Corp.	128,307	7,827
		32,649
Electrical Equipment - 1.9%
Hubbell, Inc. Class B	72,000	10,434
Regal Beloit Corp.	156,300	15,452
		25,886
Industrial Conglomerates - 1.4%
3M Co.	48,000	7,825
General Electric Co.	1,634,554	10,363
		18,188
Machinery - 2.9%
Allison Transmission Holdings, Inc.	341,200	12,239
ITT, Inc.	86,700	5,446
Otis Worldwide Corp.	264,353	16,628
Stanley Black & Decker, Inc.	25,900	4,178
		38,491
Professional Services - 1.1%
Intertrust NV (f)	564,300	10,128
Manpower, Inc.	69,000	5,058
		15,186
Road & Rail - 0.4%
Union Pacific Corp.	25,100	4,830
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (b)	191,400	7,591

TOTAL INDUSTRIALS		142,821

INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 1.3%
Cisco Systems, Inc.	400,053	16,890
Electronic Equipment & Components - 0.2%
TE Connectivity Ltd.	30,500	2,946
IT Services - 6.5%
Amdocs Ltd.	471,700	28,882
Capgemini SA	175,400	24,280
Cognizant Technology Solutions Corp. Class A	97,900	6,546
Fidelity National Information Services, Inc.	49,500	7,467
Genpact Ltd.	111,000	4,682
IBM Corp.	114,300	14,094
		85,951
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.	10,800	3,749
NXP Semiconductors NV	20,200	2,540
		6,289
Software - 1.1%
Oracle Corp.	137,000	7,839
SS&C Technologies Holdings, Inc.	93,300	5,945
		13,784

TOTAL INFORMATION TECHNOLOGY		125,860

MATERIALS - 3.3%
Chemicals - 2.5%
CF Industries Holdings, Inc.	156,500	5,107
DuPont de Nemours, Inc.	410,166	22,871
Westlake Chemical Corp.	82,500	4,894
		32,872
Containers & Packaging - 0.8%
WestRock Co.	361,200	10,955

TOTAL MATERIALS		43,827

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Corporate Office Properties Trust (SBI)	242,600	5,978
Highwoods Properties, Inc. (SBI)	233,300	8,693
Potlatch Corp.	179,300	8,255
Ryman Hospitality Properties, Inc.	84,800	3,236
SL Green Realty Corp.	58,800	2,749
Store Capital Corp.	174,700	4,724
		33,635
UTILITIES - 7.9%
Electric Utilities - 5.3%
Duke Energy Corp.	284,400	22,849
Edison International	239,464	12,567
Entergy Corp.	46,400	4,600
Exelon Corp.	492,000	18,160
FirstEnergy Corp.	165,400	4,729
Pinnacle West Capital Corp.	92,000	6,748
		69,653
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	204,600	3,934
Multi-Utilities - 2.3%
CenterPoint Energy, Inc.	954,000	19,147
Dominion Energy, Inc.	141,900	11,131
		30,278

TOTAL UTILITIES		103,865

TOTAL COMMON STOCKS
(Cost $1,294,329)		1,290,546

Other - 0.2%
Other - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(g)	4,524,529	348
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (d)(e)(g)	3,910,233	2,542
TOTAL OTHER
(Cost $5,875)		2,890

Money Market Funds - 2.6%
Fidelity Cash Central Fund 0.12% (h)	22,549,655	22,554
Fidelity Securities Lending Cash Central Fund 0.11% (h)(i)	11,641,344	11,643
TOTAL MONEY MARKET FUNDS
(Cost $34,197)		34,197
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $1,334,401)		1,327,633
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(10,313)
NET ASSETS - 100%		$1,317,320

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,786,000 or 0.4% of net assets.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,128,000 or 0.8% of net assets.

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
New Academy Holding Co. LLC unit	8/1/11	$5,565
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$1,964
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$3,909

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$83
Fidelity Securities Lending Cash Central Fund	110
Total	$193

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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